Deferred Policy Acquisition Costs (Details) - Schedule of deferred policy acquisition costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred policy acquisition costs [Abstract]
Opening balance	$ 55,172	$ 41,713	$ 36,404
Acquisition costs during the year	95,871	84,002	64,675
Charged to consolidated statement of income	(86,201)	(70,543)	(59,366)
Ending balance	$ 64,842	$ 55,172	$ 41,713